Notes to the interim condensed consolidated statement of financial position - Tax receivables and Other current assets (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Notes to the interim condensed consolidated statement of financial position
CIR and other research tax credits	€ 1,125		€ 4,915
Other	38		25
Tax receivables	1,163		4,941
Prepaid expenses	2,928	€ 2,900	2,442
Short-term deposit accounts	24,578
Current accrued income	4,456		1,574
Liquidity agreement - Cash	437		349
VAT receivables	6,306		5,055
Other receivables	103		56
Other current assets	38,808		9,476
Other current assets and receivables	€ 39,971		€ 14,417